Financial Instruments with Off-Balance Sheet Risk (Financial Instruments With Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Commitments to extend credit	$ 90,713	$ 84,069
Letters of credit	$ 310	$ 325